Pension and Other Employee Benefits - Summary of Weighted Average Assumptions Used to Determine Pension Benefits of Defined Benefit Pension Plans (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	5.70%	5.70%	5.70%
Discount rate	6.00%	7.30%	5.30%
Investment Property [Member] | Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Rate of increase in compensation	5.00%	5.00%	5.00%
Discount rate	7.30%	7.30%	5.00%